Related Parties (Details) - Schedule of Aggregate Value of Transactions and Outstanding Balances Related to Key Management Personnel - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Parties (Details) - Schedule of Aggregate Value of Transactions and Outstanding Balances Related to Key Management Personnel [Line Items]
(Repayment from)/loan to a shareholder, net		$ (458,403)	$ 1,035,306	$ (870,102)
Interest paid by a shareholder on behalf of the Company and amount due to a shareholder	[1]	(59,559)
Rental expenses to a related party and rental payable to a director	[2]	31,311	25,769	$ 31,258
Related Parties [Member]
Related Parties (Details) - Schedule of Aggregate Value of Transactions and Outstanding Balances Related to Key Management Personnel [Line Items]
(Repayment from)/loan to a shareholder, net			457,312
Interest paid by a shareholder on behalf of the Company and amount due to a shareholder	[1]	(59,559)
Rental expenses to a related party and rental payable to a director	[2]	$ (2,654)	$ (74,292)

[1]	The CEO paid the interest of convertible note on behalf of the Company on March 1, 2023 with an amount of $59,559.
[2]	Amount due to this related party represents the lease payable to the employee dormitory rented from a director.